UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.1%
COMMUNICATIONS 3.5%
TELECOMMUNICATION 1.9%
Verizon Communications	80,400	$4,092,360
TOWERS 1.6%
American Tower Corp.	32,100	3,395,538
TOTAL COMMUNICATIONS		7,487,898
CONSUMER—CYCLICAL 7.3%
APPAREL 1.6%
Hanesbrands	125,100	3,386,457
AUTOMOBILES 1.0%
Ford Motor Co.	159,900	2,157,051
HOME BUILDERS 0.6%
D.R. Horton	46,100	1,408,816
MEDIA 3.5%
The Walt Disney Co.	52,500	5,209,050
Time Warner	30,100	2,277,366
		7,486,416
RETAIL 0.6%
Ross Stores	24,400	1,302,960
TOTAL CONSUMER—CYCLICAL		15,741,700
CONSUMER—NON-CYCLICAL 8.0%
AGRICULTURE 1.0%
Altria Group	33,600	2,138,304
COMMERCIAL SERVICES & SUPPLIES 1.2%
Equifax	20,948	2,633,792
COSMETICS/PERSONAL CARE 1.7%
Procter & Gamble Co/The	45,365	3,676,380
FOOD PRODUCTS 2.8%
Kroger Co/The	55,600	1,988,256
Tyson Foods, Class A	63,100	4,024,518
		6,012,774
RETAIL 1.3%
CVS Caremark Corp.	30,100	2,903,145
TOTAL CONSUMER—NON-CYCLICAL		17,364,395

	Number of Shares	Value
ENERGY 11.6%
OIL & GAS 10.9%
Anadarko Petroleum Corp.	20,600	$1,068,316
BP PLC (ADR) (United Kingdom)	95,500	2,998,700
ConocoPhillips	51,600	2,259,564
Devon Energy Corp.	80,000	2,887,200
EOG Resources	26,600	2,164,176
Exxon Mobil Corp.	68,700	6,115,674
Marathon Petroleum Corp.	60,400	2,103,732
Noble Energy	86,600	3,095,950
Valero Energy Corp.	16,000	875,200
		23,568,512
OIL & GAS SERVICES 0.7%
Halliburton Co.	38,600	1,628,148
TOTAL ENERGY		25,196,660
FINANCIAL 23.4%
BANKS 8.9%
Bank of America Corp.	254,700	3,767,013
Fifth Third Bancorp	57,000	1,075,590
Huntington Bancshares	309,900	3,238,455
PNC Financial Services Group	48,900	4,388,286
Wells Fargo & Co.	134,700	6,831,984
		19,301,328
CREDIT CARD 1.1%
Discover Financial Services	42,100	2,391,701
DIVERSIFIED FINANCIAL SERVICES 6.8%
Ameriprise Financial	25,300	2,572,251
BlackRock	7,720	2,808,922
JPMorgan Chase & Co.	110,200	7,192,754
Visa, Class A	26,400	2,084,016
		14,657,943
INSURANCE 6.6%
American International Group	27,900	1,614,852
Assurant	25,300	2,210,967
Chubb Ltd. (Switzerland)	43,800	5,545,518
Hartford Financial Services Group	58,000	2,619,860
MGIC Investment Corp.(a)	154,200	1,087,110

	Number of Shares	Value
Prudential Financial	13,600	$1,077,800
		14,156,107
TOTAL FINANCIAL		50,507,079
HEALTH CARE 12.1%
BIOTECHNOLOGY 0.5%
Gilead Sciences	11,800	1,027,308
HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
Medtronic PLC (Ireland)	52,300	4,209,104
Zimmer Holdings	19,100	2,332,301
		6,541,405
HEALTH CARE PROVIDERS & SERVICES 1.9%
Aetna	18,600	2,106,078
Cigna Corp.	15,700	2,011,327
		4,117,405
HEALTHCARE PRODUCTS 3.4%
Johnson & Johnson	30,400	3,425,776
Patterson Cos.	36,500	1,781,565
Thermo Fisher Scientific	14,302	2,170,614
		7,377,955
PHARMACEUTICAL 3.3%
Merck & Co.	39,300	2,211,018
Pfizer	140,500	4,875,350
		7,086,368
TOTAL HEALTH CARE		26,150,441
INDUSTRIALS 8.0%
AEROSPACE & DEFENSE 1.7%
General Dynamics Corp.	25,400	3,603,498
AIR FREIGHT & COURIERS 1.7%
FedEx Corp.	22,100	3,645,837
BUILDING PRODUCTS 0.6%
Allegion PLC (Ireland)	18,000	1,217,520
DIVERSIFIED MANUFACTURING 3.3%
Eaton Corp. PLC (Ireland)	19,000	1,170,970
General Electric Co.	89,200	2,696,516

	Number of Shares	Value
Honeywell International	29,500	$3,357,985
		7,225,471
ROAD & RAIL 0.7%
CSX Corp.	62,100	1,641,303
TOTAL INDUSTRIALS		17,333,629
MATERIALS—CHEMICALS 2.3%
Ecolab	10,300	1,207,572
LyondellBasell Industries NV, Class A (Netherlands)	21,100	1,716,696
PPG Industries	19,800	2,132,064
		5,056,332
REAL ESTATE 4.7%
RESIDENTIAL—APARTMENT 1.7%
Essex Property Trust	16,000	3,635,680
SELF STORAGE 1.5%
Extra Space Storage	35,000	3,253,950
SHOPPING CENTERS—REGIONAL MALL 1.5%
Simon Property Group	16,100	3,182,004
TOTAL REAL ESTATE		10,071,634
TECHNOLOGY 12.4%
COMPUTERS 2.9%
Apple	38,700	3,864,582
EMC Corp.	84,300	2,356,185
		6,220,767
INTERNET SERVICE PROVIDER 1.5%
Alphabet, Class A(a)	4,300	3,220,055
SEMICONDUCTORS 3.2%
Broadcom Ltd. (Singapore)	44,800	6,915,328
SOFTWARE 2.5%
Cadence Design Systems(a)	89,800	2,219,856
Microsoft Corp.	21,100	1,118,300
Oracle Corp.	50,700	2,038,140
		5,376,296
TELECOMMUNICATION EQUIPMENT 2.3%
Cisco Systems	90,800	2,637,740

		Number of Shares	Value
QUALCOMM		43,600	$2,394,512
			5,032,252
TOTAL TECHNOLOGY			26,764,698
UTILITIES 4.8%
ELECTRIC UTILITIES 3.0%
NextEra Energy		53,000	6,366,360
REGULATED ELECTRIC 1.8%
Alliant Energy Corp.		107,000	3,964,350
TOTAL UTILITIES			10,330,710
TOTAL COMMON STOCK (Identified cost—$170,910,939)			212,005,176
SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.18%(b)		2,000,000	2,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,000,000)			2,000,000
TOTAL INVESTMENTS (Identified cost—$172,910,939)	99.0%		214,005,176
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		2,251,051
NET ASSETS	100.0%		$216,256,227

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of May 31, 2016.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$212,005,176	$212,005,176	$—	$—
Short-Term Investments	2,000,000	—	2,000,000	—
Total Investments(a)	$214,005,176	$212,005,176	$2,000,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of May 31, 2016, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$172,910,939
Gross unrealized appreciation	$45,349,536
Gross unrealized depreciation	(4,255,299)
Net unrealized appreciation	$41,094,237

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: July 26, 2016